Adjustments reconciling profit after tax to operating cash flows (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash Generated from Operations

	2017	2016	2015
	£m	£m	£m
Profit after tax	2,169	1,062	8,372

Tax on profits	1,356	877	2,154
Share of after tax profits of associates and joint ventures	(13)	(5)	(14)
Finance expense net of finance income	669	664	653
Depreciation	988	978	892
Amortisation of intangible assets	934	796	738
Impairment and assets written off	1,061	226	822
Profit on sale of businesses	(157)	(5)	(9,308)
Profit on sale of intangible assets	(46)	(178)	(349)
Profit on sale of investments in associates	(94)	—	(843)
Profit on sale of equity investments	(37)	(254)	(342)
Changes in working capital:
(Increase)/decrease in inventories	(461)	70	(111)
(Increase)/decrease in trade receivables	(287)	(188)	98
Increase in trade payables	11	96	40
Decrease/(increase) in other receivables	74	381	(593)
Contingent consideration paid (see Note 39)	(594)	(358)	(121)
Other non-cash increase in contingent consideration liabilities	961	2,281	1,986
Increase in other payables	1,741	1,989	276
(Decrease)/increase in pension and other provisions	(255)	(621)	100
Share-based incentive plans	333	319	368
Fair value adjustments	—	(3)	—
Other	(95)	(21)	(187)

	6,089	7,044	(3,741)

Cash generated from operations	8,258	8,106	4,631